Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation.
Share-based compensation
23.	Share-based compensation

The Group offers its managers and executives two Stock Option Plan with general conditions for granting stock options shares issued by Vitru Limited to participants appointed by the Board of Directors who, at its discretion, meet the conditions of participation, thus aligning the interests of participants with the interests of their shareholders, in order to maximize the Group's results and increase the economic value of its shares, generating benefits for participants and other shareholders. The Group also offers participants a long-term incentive, increasing their motivation and allowing the Group to retain human capital of quality.

Participants in both plans have the right to transform all acquired options into shares upon payment in cash, paying the Option Exercise Price as defined in the respective program to which each participant is associated. The difference between the price stipulated in the program and the fair value of the share on the measurement date is recorded in equity.

Participants in the first plan will have the right to demand that the Company acquire all shares held by them for maintenance in treasury or by canceling, upon payment, in cash, of the Sale Option Exercise Price, for a certain period of time from the last Expiration Date, provided that no exit event has occurred until the end of said period.

Once all conditions applicable to the repurchase of shares provided for in applicable laws and/or regulations have been met, the Company will pay to the Participant the price equivalent to a certain number of multiples of the Company's EBITDA minus Net Debt, as established in each grant program.

a)	Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under each plan:

First plan:

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	88,474	259.62	474,892	50.60
Exercised during the year	(61,864)	269.47	-	-
Forfeited during the year	-		(386,418)	63.86
At the end of the year	26,610	74.93	88,474	259.62
Exercisable at the end of the year	-	-	77,296	258.82

No options from the First Share Option plan expired during the years ended December 31, 2023 and December 31, 2022.

Second plan:

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	1,054,090	30.15	866,914	10.31
Granted during the year	130,951	32.45	508,413	2.41
Exercised during the year	(77,122)	21.35	-	-
Forfeited during the year	(59,465)	27.81	(63,778)	11.90
At the end of the year	1,048,454	36.07	1,311,549	12.54
Exercisable at the end of the year	244,319	24.88	198,688	13.89

b)	Share options outstanding at the end of the year have the following remaining periods and prices:

First plan:

	December 31, 2023	December 31, 2022
Weighted average remaining vesting period	3 months	1.2 years
Weighted average remaining expiring period	1.2 years	2.3 years
Purchase option exercise price range	R$56.11	R$56.11 - R$ 71.62
Weighted average remaining selling period	3.2 years	4.3 years
Weighted average selling price	R$ 189.07	R$ 548.49

Second plan:

	December 31,	December 31,
	2023	2022
Weighted average remaining vesting period	4.0 years	5.0 years
Weighted average remaining expiring period	6.7 years	7.7 years
Purchase option exercise price	R$ 77.46	R$ 83.48

c)	Options granted during the year:

No new options from the First Stock Option Plan were granted during the years ended December 31, 2023 and 2022.

Second plan:

	December 31, 2023	December 31, 2022
Grant date	January 3, 2023	December 11, 2020
Expiry date	October 2, 2029	September 9, 2028
Share price at grant date	USD 18.43	USD 14.30
Exercise price	USD 16.00	USD 16.00
Expected price volatility	59.15%	53.96%
Risk-free interest rate	11.34%	8.22%
Model used	Black-Scholes	Black-Scholes

d)	The expense recognized for employee services received during the year is as follows:

	Year Ended December 31,

Expense arising from share-based payment transactions	2023	2022	2021
Cash-settled - first plan	(17,831)	(32,478)	6,023
Equity-settled - first plan	2,321	20,623	529
Equity-settled - second plan	6,121	5,845	8,176
Total	(9,389)	(6,010)	14,728